Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Asia Pacific	79,105	66,275	55,990
United States	9,484	8,151	8,016
Europe	4,896	4,802	5,381

	93,485	79,228	69,387